Net Income (Loss) Per Share - Additional Information (Details) - shares	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Warrant [Member] | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	705,882	705,882